Document And Entity Information	12 Months Ended
	Jun. 30, 2014	Oct. 31, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	Blackrock Oil Corp
Document Type	20-F
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding		32,781,666
Amendment Flag	false
Entity Central Index Key	0001485541
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY